Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional Value, Assets	$ 64,141	$ 58,966
Fair Value, Assets	449	142
Notional Value, Liabilities	53,920	42,288
Fair Value, Liabilities	548	301
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	47	$ 34
Fair Value, Assets	$ 1
Derivative Asset Average Remaining Maturity Period	1 month 9 days	3 days
Notional Value, Liabilities	$ 1,832	$ 1,823
Fair Value, Liabilities	$ 183	$ 165
Derivative Liability Average Remaining Maturity Period	2 years 5 months 8 days	2 years 5 months 12 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 11,064	$ 4,408
Derivative Asset Average Remaining Maturity Period	7 years 3 months 21 days	5 years 11 months 26 days
Notional Value, Liabilities	$ 907	$ 5,316
Derivative Liability Average Remaining Maturity Period	23 years 5 months 4 days	13 years 14 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 78	$ 1,259
Derivative Asset Average Remaining Maturity Period	13 years 8 months 4 days	5 years 8 months 1 day
Notional Value, Liabilities	$ 8,538	$ 4,497
Derivative Liability Average Remaining Maturity Period	5 years 8 months 1 day	6 years 10 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 16,431	$ 5,409
Fair Value, Assets	$ 73	$ 17
Derivative Asset Average Remaining Maturity Period	6 months	29 days
Notional Value, Liabilities	$ 1,925	$ 5,477
Fair Value, Liabilities	$ 5	$ 11
Derivative Liability Average Remaining Maturity Period	25 days	25 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 10,440	$ 16,333
Fair Value, Assets	$ 48	$ 13
Derivative Asset Average Remaining Maturity Period	14 days	9 months 21 days
Notional Value, Liabilities	$ 28,976	$ 8,113
Fair Value, Liabilities	$ 157	$ 25
Derivative Liability Average Remaining Maturity Period	25 days	10 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 11,610	$ 10,180
Fair Value, Assets	$ 121	$ 79
Derivative Asset Average Remaining Maturity Period	4 years 1 month 9 days	2 years 11 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 5,073	$ 1,270
Fair Value, Assets	$ 202	$ 30
Derivative Asset Average Remaining Maturity Period	1 month 17 days	29 days
Notional Value, Liabilities	$ 7,770	$ 4,238
Fair Value, Liabilities	$ 198	$ 81
Derivative Liability Average Remaining Maturity Period	2 years 6 months 10 days	2 years 25 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 292	$ 113
Fair Value, Assets	$ 1	$ 1
Derivative Asset Average Remaining Maturity Period	14 days	18 days
Notional Value, Liabilities	$ 341	$ 467
Fair Value, Liabilities	$ 2	$ 6
Derivative Liability Average Remaining Maturity Period	18 days	14 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 127	$ 128
Fair Value, Assets	$ 3	$ 2
Derivative Asset Average Remaining Maturity Period	4 months 20 days	5 months 12 days
Notional Value, Liabilities	$ 45	$ 20
Derivative Liability Average Remaining Maturity Period	5 months 15 days	1 year 21 days
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 8,500	$ 18,300
Derivative Asset Average Remaining Maturity Period	1 year 10 months 9 days	3 years 10 months 20 days
Notional Value, Liabilities		$ 4,900
Derivative Liability Average Remaining Maturity Period		3 years 5 months 26 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets		$ 1,532
Derivative Asset Average Remaining Maturity Period		6 years 21 days
Notional Value, Liabilities	$ 3,250	$ 7,150
Fair Value, Liabilities		$ 10
Derivative Liability Average Remaining Maturity Period	4 years 7 months 2 days	2 years 1 month 9 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 479
Derivative Asset Average Remaining Maturity Period	21 days
Notional Value, Liabilities	$ 336	$ 287
Fair Value, Liabilities	$ 3	$ 3
Derivative Liability Average Remaining Maturity Period	21 days	14 days